Property and Equipment (Details Textual) - USD ($)	1 Months Ended	3 Months Ended
	May 01, 2018	Mar. 31, 2019	Dec. 31, 2018	Apr. 03, 2018	Dec. 31, 2017
Property and Equipment (Textual)
Construction in progress - Beginning		$ 1,311,245	$ 2,987,886	$ 3,250,000	$ 3,660,000
Construction in progress to other receivable					(410,000)
Construction in progress reversed due to project termination				(262,114)
Addition			899,185
Transferred construction in progress amount to R&D expenses		(416,231)	(721,799)
Transferred to ground station equipment			(1,854,027)
Transferred to inventory		(895,014)
Construction in progress - Ending		0	$ 1,311,245	2,987,886	$ 3,250,000
Prepayment for equipment transferred to inventory		$ 54,625
Construction in progress, description		On April 3, 2018, the Company reversed its payable to vendor and construction in progress in the amount of $262,141 due to the termination of the project. As of December 31, 2018, the balance of construction in progress was $1,311,245 after the Company incurred additional $899,185 in construction in progress, while transferred construction in progress in the amount of $721,799 to R&D expenses and $1,854,027 to ground station equipment.
Reverse payable to vendor and contruction in progress				$ 262,141
Tsai Ming Yin [Member]
Property and Equipment (Textual)
Acquisition, description	The land is expected to be used to build a satellite ground station and data center. On July 10, 2018, the Company, Aerkomm Taiwan and the Seller entered into a certain real estate sales contract regarding this acquisition. Pursuant to the terms of the contract, and subsequent amendments on July 30, 2018, September 4, 2018, November 2, 2018 and January 3, 2019, the Company paid to the seller in installments refundable prepayment of $33.85 million as of December 31, 2018. The remaining amount of the purchase price, $624,462, which may also be paid in installments, must be paid in full by the Company and Aerkomm Taiwan in cash before January 4, 2019, which was subsequently extended to July 4, 2019. As of March 31, 2019, the estimated commission payable for the land purchase in the amount of $1,369,148 was recorded to the cost of land.